Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 88.9% of Net Assets

Non-Convertible Bonds — 88.8%
	ABS Car Loan — 0.9%
$7,210,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.900%, 3/12/2029(a)	$7,222,344
4,420,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.800%, 12/18/2028	4,511,219
7,064,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	6,982,636
8,160,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	8,071,599
1,840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class A, 5.200%, 10/20/2027(a)	1,853,608
3,245,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	3,385,635
2,016,329	DT Auto Owner Trust, Series 2023-1A, Class C, 5.550%, 10/16/2028(a)	2,021,846
2,209,955	Exeter Automobile Receivables Trust, Series 2023-1A, Class C, 5.820%, 2/15/2028	2,215,604
4,805,000	Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.430%, 4/15/2027	4,858,052
12,845,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class A, 5.570%, 9/25/2029(a)	13,109,378
69,012	Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class B, 6.451%, 12/15/2032(a)	69,080
43,780	Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C, 6.986%, 12/15/2032(a)	43,830
2,720,793	Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.850%, 9/15/2027(a)	2,720,295
1,079,886	Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.410%, 1/18/2028(a)	1,080,822
4,910,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class C, 6.290%, 3/15/2028(a)	4,948,892
7,948,246	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	8,004,679
		71,099,519
	ABS Home Equity — 0.3%
483,656	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	480,497
554,413	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048(a)(b)	525,386
10,771,004	PRET LLC, Series 2024-NPL8, Class A1, 5.963%, 11/25/2054(a)(b)	10,775,716
2,963,430	Progress Residential Trust, Series 2023-SFR1, Class A, 4.300%, 3/17/2040(a)	2,942,609
38,241	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047(a)(b)	36,373
253,464	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 3/25/2048(a)(b)	237,677
69,298	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048(a)(b)	68,341
3,660,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	3,682,317
497,434	Towd Point Mortgage Trust, Series 2015-1, Class A5, 4.685%, 10/25/2053(a)(b)	494,322
5,101,352	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055(a)(b)	4,886,931
2,719,491	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058(a)(b)	2,665,224
		26,795,393
Principal Amount (‡)	Description	Value (†)

	ABS Other — 2.3%
$9,857,376	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	$10,054,376
4,703,605	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046(a)	4,312,109
7,550,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	7,612,235
7,400,000	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	7,476,013
1,867,172	Foundation Finance Trust, Series 2025-1A, Class A, 4.950%, 4/15/2050(a)	1,884,864
15,660,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	16,130,787
2,343,896	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A4, 5.220%, 3/25/2060(a)	2,365,878
2,515,625	GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.670%, 6/25/2059(a)	2,578,639
26,935,563	Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/2049(a)	26,936,532
7,704,400	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052(a)	7,429,166
12,963,775	Jack in the Box Funding LLC, Series 2022-1A, Class A2II, 4.136%, 2/26/2052(a)	11,543,722
5,126,684	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	4,776,684
5,181,723	MVW LLC, Series 2024-2A, Class A, 4.430%, 3/20/2042(a)	5,159,441
7,212,436	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	6,741,400
5,720,971	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	5,814,303
2,105,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520%, 1/20/2032(a)	2,160,860
2,277,198	Textainer Marine Containers VII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045(a)	2,127,641
7,349,112	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	7,467,682
13,462,816	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	13,865,501
16,950,000	Zayo Issuer LLC, Series 2025-2A, Class A2, 5.953%, 6/20/2055(a)	17,449,805
14,115,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	14,496,853
		178,384,491
	ABS Residential Mortgage — 0.1%
7,455	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	7,036
3,760,686	VCAT LLC, Series 2025-NPL1, Class A1, 5.877%, 1/25/2055(a)(b)	3,767,973
		3,775,009
	ABS Student Loan — 0.4%
1,731,268	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	1,626,801
5,830,191	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	5,246,128
6,393,675	Navient Private Education Refi Loan Trust, Series 2023-A, Class A, 5.510%, 10/15/2071(a)	6,528,454
2,181,663	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053(a)	1,963,805

Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$5,262,288	SMB Private Education Loan Trust, Series 2021-C, Class A2, 1 mo. USD SOFR + 0.914%, 5.226%, 1/15/2053(a)(b)	$5,204,452
6,122,788	SMB Private Education Loan Trust, Series 2023-A, Class A1A, 5.380%, 1/15/2053(a)	6,210,101
1,266,762	SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.540%, 5/15/2046(a)	1,218,538
		27,998,279
	ABS Whole Business — 0.3%
7,125,200	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.116%, 7/25/2048(a)	7,102,600
4,629,488	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	4,508,144
11,716,425	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	10,812,790
		22,423,534
	Aerospace & Defense — 0.6%
15,264,000	Boeing Co., 5.705%, 5/01/2040	15,079,896
6,255,000	Boeing Co., 6.298%, 5/01/2029	6,612,483
4,290,000	Boeing Co., 6.858%, 5/01/2054	4,696,331
8,260,000	Bombardier, Inc., 7.000%, 6/01/2032(a)	8,601,840
7,955,000	Embraer Netherlands Finance BV, 5.980%, 2/11/2035	8,200,014
		43,190,564
	Airlines — 0.7%
1,958,037	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026(a)	1,953,544
6,670,467	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029(a)	6,664,615
15,701,433	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028(a)	15,737,846
6,570,000	Latam Airlines Group SA, 7.875%, 4/15/2030(a)	6,701,400
1,633,956	United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	1,630,099
13,794,734	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	13,991,585
2,266,000	United Airlines, Inc., 4.375%, 4/15/2026(a)	2,251,020
5,243,000	United Airlines, Inc., 4.625%, 4/15/2029(a)	5,089,198
		54,019,307
	Apartment REITs — 0.0%
1,715,000	American Homes 4 Rent LP, 3.375%, 7/15/2051	1,130,004
	Automotive — 1.5%
3,200,000	Ford Motor Credit Co. LLC, 4.271%, 1/09/2027	3,154,007
9,980,000	Ford Motor Credit Co. LLC, 6.800%, 5/12/2028	10,314,578
5,315,000	Ford Motor Credit Co. LLC, 6.950%, 3/06/2026	5,366,258
5,450,000	Ford Motor Credit Co. LLC, 7.122%, 11/07/2033	5,656,209
2,800,000	General Motors Financial Co., Inc., 2.350%, 1/08/2031	2,425,340
6,206,000	Hyundai Capital America, 2.375%, 10/15/2027(a)	5,901,081
7,453,000	Hyundai Capital America, 3.000%, 2/10/2027(a)	7,271,017
6,740,000	Hyundai Capital America, 5.400%, 6/24/2031(a)	6,895,298
14,005,000	Hyundai Capital America, 6.100%, 9/21/2028(a)	14,559,346
1,725,000	Lear Corp., 3.550%, 1/15/2052	1,098,139
11,881,000	Lear Corp., 5.250%, 5/15/2049	10,206,999
6,000,000	Nissan Motor Acceptance Co. LLC, 7.050%, 9/15/2028(a)	6,129,062
Principal Amount (‡)	Description	Value (†)

	Automotive — continued
$4,525,000	Phinia, Inc., 6.750%, 4/15/2029(a)	$4,670,615
33,185,000	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030(a)	35,316,967
		118,964,916
	Banking — 6.1%
5,525,000	AIB Group PLC, (fixed rate to 3/28/2034, variable rate thereafter), 5.871%, 3/28/2035(a)	5,697,562
5,400,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.621%, 12/10/2029(a)	5,499,900
4,800,000	Banco Santander SA, 2.958%, 3/25/2031	4,381,924
18,675,000	Bank of America Corp., (fixed rate to 10/25/2034, variable rate thereafter), 5.518%, 10/25/2035	18,675,169
6,910,000	Bank of America Corp., (fixed rate to 11/10/2027, variable rate thereafter), 6.204%, 11/10/2028	7,191,085
5,475,000	Bank of America Corp., (fixed rate to 4/24/2027, variable rate thereafter), 3.705%, 4/24/2028	5,409,991
17,545,000	Bank of America Corp., (fixed rate to 4/25/2033, variable rate thereafter), 5.288%, 4/25/2034	17,896,492
24,210,000	Bank of America Corp., MTN, (fixed rate to 4/23/2026, variable rate thereafter), 3.559%, 4/23/2027	24,036,085
18,664,000	Barclays PLC, (fixed rate to 3/10/2041, variable rate thereafter), 3.811%, 3/10/2042	14,642,100
1,900,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	2,016,575
7,864,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 1.875%, 9/18/2025(a)	7,808,516
7,355,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.250%, 9/10/2029(a)	7,448,850
15,013,000	BNP Paribas SA, (fixed rate to 1/13/2026, variable rate thereafter), 1.323%, 1/13/2027(a)	14,751,754
23,870,000	Capital One Financial Corp., (fixed rate to 6/08/2033, variable rate thereafter), 6.377%, 6/08/2034	25,412,083
11,385,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	11,838,191
6,930,000	Danske Bank AS, (fixed rate to 10/02/2029, variable rate thereafter), 4.613%, 10/02/2030(a)	6,901,680
9,038,000	Deutsche Bank AG, 1.686%, 3/19/2026	8,870,219
8,585,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	7,727,172
6,737,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	6,171,724
1,750,000	Deutsche Bank AG, (fixed rate to 11/10/2032, variable rate thereafter), 7.079%, 2/10/2034	1,865,488
11,630,000	Deutsche Bank AG, (fixed rate to 11/24/2025, variable rate thereafter), 2.129%, 11/24/2026	11,512,364
12,186,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	13,377,540
7,270,000	Goldman Sachs Group, Inc., (fixed rate to 6/05/2027, variable rate thereafter), 3.691%, 6/05/2028	7,166,663
1,826,000	HSBC Holdings PLC, 4.950%, 3/31/2030	1,857,089
10,560,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	11,841,773
4,740,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032(a)	4,354,354

Principal Amount (‡)	Description	Value (†)

	Banking — continued
$24,590,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	$22,928,725
9,525,000	JPMorgan Chase & Co., (fixed rate to 4/22/2035, variable rate thereafter), 5.572%, 4/22/2036	9,871,170
15,376,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	14,218,189
11,090,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 7/20/2031, variable rate thereafter), 2.309%, 7/20/2032	9,661,541
13,321,000	Morgan Stanley, 3.591%, 7/22/2028(b)	13,087,829
1,500,000	Morgan Stanley, (fixed rate to 2/01/2028, variable rate thereafter), 5.123%, 2/01/2029	1,526,183
11,935,000	Morgan Stanley, MTN, (fixed rate to 4/20/2028, variable rate thereafter), 5.164%, 4/20/2029	12,168,928
3,575,000	Norinchukin Bank, 5.094%, 10/16/2029(a)	3,623,304
6,960,000	PNC Financial Services Group, Inc., (fixed rate to 1/24/2033, variable rate thereafter), 5.068%, 1/24/2034	6,994,637
12,940,000	Santander Holdings USA, Inc., (fixed rate to 1/06/2027, variable rate thereafter), 2.490%, 1/06/2028	12,526,194
17,170,000	Santander U.K. Group Holdings PLC, (fixed rate to 4/15/2030, variable rate thereafter), 5.694%, 4/15/2031	17,709,565
13,670,000	Societe Generale SA, (fixed rate to 1/19/2054, variable rate thereafter), 7.132%, 1/19/2055(a)	13,921,884
18,840,000	Standard Chartered PLC, (fixed rate to 1/12/2032, variable rate thereafter), 3.603%, 1/12/2033(a)	17,063,953
660,000	Standard Chartered PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.866%, 3/15/2033(a)	656,863
2,400,000	Standard Chartered PLC, (fixed rate to 7/06/2033, variable rate thereafter), 6.296%, 7/06/2034(a)	2,555,356
5,660,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	5,656,607
11,838,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	11,220,629
4,815,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	4,856,981
7,155,000	Truist Financial Corp., MTN, (fixed rate to 6/08/2033, variable rate thereafter), 5.867%, 6/08/2034	7,474,757
5,540,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	6,849,545
8,695,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028(a)	9,032,366
16,095,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027(a)	15,697,772
		473,655,321
	Brokerage — 0.1%
4,055,000	BGC Group, Inc., 6.150%, 4/02/2030(a)	4,111,381
1,970,000	Citadel LP, 6.000%, 1/23/2030(a)	2,036,784
2,300,000	Citadel LP, 6.375%, 1/23/2032(a)	2,401,716
		8,549,881
	Building Materials — 0.1%
3,265,000	American Builders & Contractors Supply Co., Inc., 3.875%, 11/15/2029(a)	3,093,326
Principal Amount (‡)	Description	Value (†)

	Building Materials — continued
$929,000	Mohawk Industries, Inc., 3.625%, 5/15/2030	$889,322
950,000	Mohawk Industries, Inc., 5.850%, 9/18/2028	986,141
		4,968,789
	Cable Satellite — 0.4%
18,325,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	16,312,677
6,340,000	Time Warner Cable LLC, 4.500%, 9/15/2042	5,049,698
783,000	Time Warner Cable LLC, 5.500%, 9/01/2041	711,957
2,245,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,155,340
7,162,000	Time Warner Cable LLC, 6.550%, 5/01/2037	7,397,051
1,707,000	Time Warner Cable LLC, 6.750%, 6/15/2039	1,769,459
		33,396,182
	Chemicals — 1.2%
1,610,000	Alpek SAB de CV, 3.250%, 2/25/2031(a)	1,411,027
21,013,000	Braskem America Finance Co., 7.125%, 7/22/2041(a)	15,206,057
8,885,000	Eastman Chemical Co., 5.000%, 8/01/2029	9,008,927
12,840,000	Methanex U.S. Operations, Inc., 6.250%, 3/15/2032(a)	12,802,675
4,410,000	Nutrien Ltd., 5.800%, 3/27/2053	4,362,311
8,771,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044(a)	7,427,703
9,466,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042(a)	8,838,876
7,660,000	Orbia Advance Corp. SAB de CV, 6.800%, 5/13/2030(a)	7,828,520
3,830,000	Sociedad Quimica y Minera de Chile SA, 3.500%, 9/10/2051(a)	2,452,119
7,654,000	Sociedad Quimica y Minera de Chile SA, 4.250%, 1/22/2050(a)	5,800,890
14,835,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(a)	15,748,688
		90,887,793
	Collateralized Mortgage Obligations — 0.8%
24,301,429	Federal Home Loan Mortgage Corp., Series 406, Class F15, 30 day USD SOFR Average + 1.450%, 5.755%, 10/25/2053(b)	24,472,858
30,435,000	Federal Home Loan Mortgage Corp., Series 5365, Class LY, REMICS, 6.500%, 12/25/2053	31,714,366
7,850,000	Federal National Mortgage Association, Series 2023-51, Class L, REMICS, 6.500%, 11/25/2053	8,290,628
51,692	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 4.796%, 10/20/2060(b)(c)	51,160
41,220	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 4.966%, 8/20/2062(b)(c)	40,872
25	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(c)	22
8,427	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(c)	7,564
7,251	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(c)	6,630
89,572	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063(c)	81,425

Principal Amount (‡)	Description	Value (†)

	Collateralized Mortgage Obligations — continued
$941,675	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	$919,316
5,531	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD SOFR + 0.394%, 4.726%, 5/20/2063(b)(c)	5,275
		65,590,116
	Construction Machinery — 0.1%
5,405,000	Herc Holdings, Inc., 7.000%, 6/15/2030(a)	5,659,035
	Consumer Products — 0.1%
2,157,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(a)	1,926,022
2,738,000	Natura &Co. Luxembourg Holdings SARL, 4.125%, 5/03/2028(a)	2,588,456
1,925,000	Natura &Co. Luxembourg Holdings SARL, 6.000%, 4/19/2029(a)	1,870,561
		6,385,039
	Electric — 0.7%
1,609,000	AES Corp., 3.950%, 7/15/2030(a)	1,529,719
14,779,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031(a)	13,570,342
14,602,870	Cometa Energia SA de CV, 6.375%, 4/24/2035(a)	15,051,271
2,415,000	DPL, Inc., 4.350%, 4/15/2029	2,336,961
2,811,000	Enel Americas SA, 4.000%, 10/25/2026	2,788,615
4,816,000	Entergy Corp., 2.800%, 6/15/2030	4,448,637
750,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	720,109
10,966,000	National Rural Utilities Cooperative Finance Corp., 3 mo. USD SOFR + 3.172%, 7.451%, 4/30/2043(b)	10,911,922
3,945,000	Southern California Edison Co., 6.200%, 9/15/2055	3,777,450
		55,135,026
	Finance Companies — 3.5%
6,365,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	6,063,776
8,095,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.100%, 1/19/2029	8,239,524
19,660,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	19,529,144
21,237,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	20,219,380
24,047,000	ARES Capital Corp., 2.150%, 7/15/2026	23,432,513
17,575,000	ARES Capital Corp., 5.800%, 3/08/2032	17,501,458
16,875,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028(a)	16,014,112
3,220,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	3,280,090
4,262,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	4,116,230
13,397,000	Blue Owl Capital Corp., 3.400%, 7/15/2026	13,181,743
9,070,000	Blue Owl Capital Corp., 5.950%, 3/15/2029	9,116,615
10,958,000	Blue Owl Technology Finance Corp., 3.750%, 6/17/2026(a)	10,742,785
13,285,000	Blue Owl Technology Finance Corp., 6.100%, 3/15/2028(a)	13,356,970
19,629,000	FS KKR Capital Corp., 3.400%, 1/15/2026	19,456,680
5,110,000	GATX Corp., 6.050%, 3/15/2034	5,400,258
3,670,000	GATX Corp., 6.050%, 6/05/2054	3,673,065
11,600,000	Hercules Capital, Inc., 6.000%, 6/16/2030	11,576,224
2,600,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	2,714,280
4,480,000	Main Street Capital Corp., 6.950%, 3/01/2029	4,660,957
7,545,000	MSD Investment Corp., 6.250%, 5/31/2030(a)	7,463,041
2,300,000	Navient Corp., 4.875%, 3/15/2028	2,267,915
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$8,950,000	Navient Corp., 5.000%, 3/15/2027	$8,913,638
17,375,000	OneMain Finance Corp., 6.625%, 5/15/2029	17,845,011
11,330,000	Rocket Cos., Inc., 6.125%, 8/01/2030(a)	11,545,610
6,493,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	6,019,134
5,410,000	Sixth Street Lending Partners, 6.125%, 7/15/2030(a)	5,508,842
2,930,000	Sixth Street Specialty Lending, Inc., 5.625%, 8/15/2030	2,937,872
		274,776,867
	Food & Beverage — 0.7%
13,933,000	BRF SA, 5.750%, 9/21/2050(a)	11,320,841
2,050,000	Diageo Investment Corp., 5.625%, 4/15/2035	2,143,762
23,815,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 7.250%, 11/15/2053	26,812,642
12,030,000	Minerva Luxembourg SA, 4.375%, 3/18/2031(a)	10,724,690
1,599,000	Smithfield Foods, Inc., 3.000%, 10/15/2030(a)	1,452,500
		52,454,435
	Gaming — 0.2%
12,715,000	MGM Resorts International, 6.500%, 4/15/2032	12,922,442
	Government Owned - No Guarantee — 1.2%
7,292,000	Antares Holdings LP, 3.950%, 7/15/2026(a)	7,175,255
16,900,000	Antares Holdings LP, 6.350%, 10/23/2029(a)	17,073,600
2,585,000	Ascot Group Ltd., 4.250%, 12/15/2030(a)	2,373,993
10,220,000	Ecopetrol SA, 7.750%, 2/01/2032	10,043,726
9,135,000	Ecopetrol SA, 8.375%, 1/19/2036	8,814,055
3,903,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050(a)	2,285,120
8,730,000	Freeport Indonesia PT, 5.315%, 4/14/2032(a)	8,746,674
7,685,000	OCP SA, 3.750%, 6/23/2031(a)	6,884,884
12,020,000	OCP SA, 6.750%, 5/02/2034(a)	12,460,293
12,038,000	Saudi Arabian Oil Co., 3.500%, 11/24/2070(a)	7,186,079
7,669,000	Tennessee Valley Authority, 4.625%, 9/15/2060	6,679,000
		89,722,679
	Health Insurance — 0.1%
8,739,000	Centene Corp., 3.375%, 2/15/2030	8,048,912
	Healthcare — 0.3%
13,005,000	HCA, Inc., 4.625%, 3/15/2052	10,451,049
4,230,000	HCA, Inc., 5.600%, 4/01/2034	4,327,913
11,395,000	HCA, Inc., 5.750%, 3/01/2035	11,718,313
		26,497,275
	Home Construction — 0.2%
5,751,000	Forestar Group, Inc., 3.850%, 5/15/2026(a)	5,649,035
9,855,000	NVR, Inc., 3.000%, 5/15/2030	9,179,160
		14,828,195
	Independent Energy — 1.2%
13,195,000	Baytex Energy Corp., 7.375%, 3/15/2032(a)	12,599,761
4,650,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	4,720,857
16,710,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(a)	16,315,647
8,902,000	Devon Energy Corp., 4.500%, 1/15/2030	8,810,582
1,765,000	EQT Corp., 3.125%, 5/15/2026(a)	1,737,822
3,504,000	EQT Corp., 3.900%, 10/01/2027	3,457,552
1,901,000	EQT Corp., 5.000%, 1/15/2029	1,917,109
8,995,000	EQT Corp., 6.375%, 4/01/2029(a)	9,278,294
11,805,000	Harbour Energy PLC, 6.327%, 4/01/2035(a)	11,735,649
3,456,000	Pan American Energy LLC, 9.125%, 4/30/2027(a)	3,572,329

Principal Amount (‡)	Description	Value (†)

	Independent Energy — continued
$2,250,000	Permian Resources Operating LLC, 6.250%, 2/01/2033(a)	$2,270,880
6,080,000	SM Energy Co., 6.750%, 8/01/2029(a)	6,057,648
6,695,000	SM Energy Co., 7.000%, 8/01/2032(a)	6,597,204
		89,071,334
	Industrial Other — 0.0%
3,408,000	Georgetown University, Series A, 5.215%, 10/01/2118	3,000,471
	Life Insurance — 0.4%
14,421,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	14,788,084
4,515,000	Fortitude Group Holdings LLC, 6.250%, 4/01/2030(a)	4,645,075
10,070,000	Nippon Life Insurance Co., (fixed rate to 4/30/2035, variable rate thereafter), 6.500%, 4/30/2055(a)	10,424,323
2,327,000	OneAmerica Financial Partners, Inc., 4.250%, 10/15/2050(a)	1,789,254
		31,646,736
	Media Entertainment — 0.3%
54,020,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,710,405
12,803,000	Prosus NV, 3.680%, 1/21/2030(a)	12,069,930
14,750,000	Prosus NV, 3.832%, 2/08/2051(a)	9,488,197
		23,268,532
	Metals & Mining — 1.4%
12,875,000	Alumina Pty. Ltd., 6.125%, 3/15/2030(a)	13,068,885
3,620,000	Anglo American Capital PLC, 3.875%, 3/16/2029(a)	3,535,622
3,322,000	Anglo American Capital PLC, 3.950%, 9/10/2050(a)	2,461,690
8,646,000	Anglo American Capital PLC, 5.625%, 4/01/2030(a)	8,969,135
8,035,000	BHP Billiton Finance USA Ltd., 5.300%, 2/21/2035	8,202,319
10,477,000	FMG Resources August 2006 Pty. Ltd., 4.375%, 4/01/2031(a)	9,789,723
15,428,000	Fresnillo PLC, 4.250%, 10/02/2050(a)	11,101,989
7,995,000	Gerdau Trade, Inc., 5.750%, 6/09/2035	8,000,597
23,582,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	21,235,591
6,635,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	6,768,758
700,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	751,276
5,290,000	POSCO, 5.625%, 1/17/2026(a)	5,313,993
3,210,000	Rio Tinto Finance USA PLC, 5.750%, 3/14/2055	3,213,985
3,880,000	Rio Tinto Finance USA PLC, 5.875%, 3/14/2065	3,896,610
4,505,000	SunCoke Energy, Inc., 4.875%, 6/30/2029(a)	4,192,703
		110,502,876
	Midstream — 0.6%
568,000	Energy Transfer LP, 5.150%, 2/01/2043	497,021
2,480,000	Energy Transfer LP, 5.300%, 4/15/2047	2,187,425
125,000	Energy Transfer LP, 5.400%, 10/01/2047	111,315
4,900,000	Energy Transfer LP, 5.950%, 10/01/2043	4,654,962
8,548,000	Energy Transfer LP, 6.500%, 2/01/2042	8,858,802
1,338,000	Energy Transfer LP, 6.625%, 10/15/2036	1,443,537
2,014,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025(a)	2,000,720
982,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027(a)	960,600
13,365,000	Sempra Infrastructure Partners LP, 3.250%, 1/15/2032(a)	11,383,727
2,710,000	Targa Resources Corp., 5.500%, 2/15/2035	2,719,494
930,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.500%, 7/15/2027	930,609
Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$4,521,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	$4,841,191
4,530,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	4,903,372
		45,492,775
	Mortgage Related — 21.4%
8,870,632	Federal Home Loan Mortgage Corp., 1.500%, 12/01/2050	6,507,155
7,915,903	Federal Home Loan Mortgage Corp., 2.000%, 11/01/2050	6,269,464
6,291,084	Federal Home Loan Mortgage Corp., 2.000%, 11/01/2050	4,986,423
6,564,403	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	5,203,039
5,677,643	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	4,496,709
21,669,660	Federal Home Loan Mortgage Corp., 2.000%, 1/01/2051	17,162,376
4,529,187	Federal Home Loan Mortgage Corp., 2.000%, 2/01/2051	3,590,030
31,998,013	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	25,395,901
4,458,320	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	3,530,833
891,598	Federal Home Loan Mortgage Corp., 3.000%, 11/01/2042	802,264
5,201,623	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2048	4,624,038
2,997,561	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2049	2,620,408
1,253,416	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2050	1,091,011
1,094,073	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2050	956,758
742,936	Federal Home Loan Mortgage Corp., 4.000%, 12/01/2044	712,534
348,747	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2045	331,059
2,350	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2045	2,232
229,127	Federal Home Loan Mortgage Corp., 4.000%, 6/01/2047	217,242
10,264,614	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	9,563,489
969,359	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	902,834
9,105,970	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	8,482,232
5,193,111	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	4,848,780
3,922,922	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	3,653,539
4,474,665	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2053	4,164,226
457,001	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2041	456,005
70,859	Federal Home Loan Mortgage Corp., 4.500%, 1/01/2044	69,944
175,634	Federal Home Loan Mortgage Corp., 4.500%, 4/01/2044	171,996
17,163	Federal Home Loan Mortgage Corp., 4.500%, 3/01/2046	16,760

Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$639,692	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2046	$627,445
361,515	Federal Home Loan Mortgage Corp., 4.500%, 3/01/2048	350,011
14,156,152	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	13,565,344
3,485,761	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	3,348,313
2,400,532	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	2,296,963
1,124,036	Federal Home Loan Mortgage Corp., 5.000%, 7/01/2048	1,122,318
995,461	Federal Home Loan Mortgage Corp., 5.000%, 8/01/2048	996,197
655,608	Federal Home Loan Mortgage Corp., 5.000%, 9/01/2048	654,606
2,069,344	Federal Home Loan Mortgage Corp., 5.000%, 10/01/2048	2,061,927
5,428,731	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2048	5,427,186
9,446,568	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2053	9,332,745
24,017,351	Federal Home Loan Mortgage Corp., 5.000%, 1/01/2055	23,604,897
9,180,382	Federal Home Loan Mortgage Corp., 5.000%, 1/01/2055	9,009,941
8,301,148	Federal Home Loan Mortgage Corp., 5.000%, 2/01/2055	8,158,588
8,150,890	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2055	8,010,908
1,192,172	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,199,915
1,158,812	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,164,794
884,068	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	894,853
2,807,150	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2053	2,825,704
1,380,289	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2053	1,384,931
15,921,274	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	15,963,447
997,252	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	1,004,170
621,502	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	626,422
486,769	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	492,682
13,793,368	Federal Home Loan Mortgage Corp., 5.500%, 2/01/2055	13,874,880
2,747	Federal Home Loan Mortgage Corp., 6.000%, 6/01/2035	2,850
2,957,876	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	3,019,521
2,491,092	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	2,543,009
2,485,949	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	2,534,378
1,386,754	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,410,911
1,187,756	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,212,509
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$914,684	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	$936,475
855,596	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	871,138
711,129	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	723,243
4,826,757	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	4,924,417
841,136	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	858,084
787,332	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	806,078
789,058	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	803,777
3,851,901	Federal Home Loan Mortgage Corp., 6.000%, 8/01/2053	3,934,643
1,006,361	Federal Home Loan Mortgage Corp., 6.000%, 3/01/2054	1,037,265
5,019,269	Federal Home Loan Mortgage Corp., 6.000%, 4/01/2054	5,187,369
1,352,522	Federal Home Loan Mortgage Corp., 6.000%, 4/01/2054	1,375,147
4,793,428	Federal Home Loan Mortgage Corp., 6.500%, 9/01/2053	5,051,121
7,156,257	Federal Home Loan Mortgage Corp., 6.500%, 1/01/2054	7,489,177
7,767,076	Federal Home Loan Mortgage Corp., 6.500%, 2/01/2054	8,128,428
14,591,015	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	15,310,605
5,495,213	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	5,766,217
5,074,545	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	5,324,802
8,655,188	Federal Home Loan Mortgage Corp., 6.500%, 6/01/2054	9,082,038
419,823	Federal Home Loan Mortgage Corp., 7.000%, 9/01/2053	442,623
7,246,929	Federal Home Loan Mortgage Corp., 7.000%, 12/01/2053	7,779,671
7,396,382	Federal Home Loan Mortgage Corp., 7.000%, 1/01/2054	7,940,124
1,310,027	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	1,406,214
267,001	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	282,215
246,364	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	260,399
2,729,002	Federal Home Loan Mortgage Corp., 7.000%, 4/01/2054	2,900,659
1,730,829	Federal Home Loan Mortgage Corp., 7.000%, 6/01/2054	1,839,702
5,089,503	Federal Home Loan Mortgage Corp., 7.000%, 10/01/2054	5,463,193
5,350,204	Federal Home Loan Mortgage Corp., 7.500%, 1/01/2054	5,821,414
124,221	Federal Home Loan Mortgage Corp., 8.000%, 2/01/2054	130,362
8,250,526	Federal National Mortgage Association, 1.500%, 12/01/2050	6,209,107
33,825,900	Federal National Mortgage Association, 1.500%, 3/01/2051	25,449,373

Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$2,825,486	Federal National Mortgage Association, 1.500%, 3/01/2051	$2,126,696
4,358,157	Federal National Mortgage Association, 1.500%, 9/01/2051	3,279,274
6,790,588	Federal National Mortgage Association, 1.500%, 10/01/2051	5,111,897
46,590,256	Federal National Mortgage Association, 2.000%, 5/01/2037	42,565,660
10,897,465	Federal National Mortgage Association, 2.000%, 11/01/2050	8,637,539
2,611,485	Federal National Mortgage Association, 2.000%, 11/01/2050	2,069,928
11,812,279	Federal National Mortgage Association, 2.000%, 12/01/2050	9,355,479
11,513,950	Federal National Mortgage Association, 2.000%, 12/01/2050	9,126,323
7,303,028	Federal National Mortgage Association, 2.000%, 12/01/2050	5,788,564
6,427,117	Federal National Mortgage Association, 2.000%, 12/01/2050	5,134,412
5,358,118	Federal National Mortgage Association, 2.000%, 12/01/2050	4,243,702
28,871,225	Federal National Mortgage Association, 2.000%, 1/01/2051	22,883,864
1,760,396	Federal National Mortgage Association, 2.000%, 2/01/2051	1,394,243
12,208,396	Federal National Mortgage Association, 2.000%, 3/01/2051	9,669,056
5,367,941	Federal National Mortgage Association, 2.000%, 4/01/2051	4,251,393
4,690,164	Federal National Mortgage Association, 2.000%, 4/01/2051	3,714,622
1,402,330	Federal National Mortgage Association, 2.000%, 11/01/2051	1,113,506
19,362,449	Federal National Mortgage Association, 2.000%, 12/01/2051	15,373,497
1,465,033	Federal National Mortgage Association, 2.000%, 1/01/2052	1,161,626
24,557,803	Federal National Mortgage Association, 2.000%, 2/01/2052	19,464,732
24,378,139	Federal National Mortgage Association, 2.000%, 2/01/2052	19,327,093
6,803,223	Federal National Mortgage Association, 2.000%, 2/01/2052	5,400,754
15,300,266	Federal National Mortgage Association, 2.000%, 3/01/2052	12,117,277
14,315,495	Federal National Mortgage Association, 2.000%, 3/01/2052	11,349,027
6,963,264	Federal National Mortgage Association, 2.500%, 9/01/2061	5,527,467
34,505,181	Federal National Mortgage Association, 2.500%, 12/01/2061	27,390,341
135,825,715	Federal National Mortgage Association, 2.500%, 3/01/2062	107,819,178
75,407,100	Federal National Mortgage Association, 2.500%, 3/01/2062	59,858,429
57,588,138	Federal National Mortgage Association, 2.500%, 3/01/2062	45,713,577
45,571,680	Federal National Mortgage Association, 2.500%, 3/01/2062	36,174,670
28,395,724	Federal National Mortgage Association, 2.500%, 3/01/2062	22,619,870
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$60,791,895	Federal National Mortgage Association, 2.500%, 4/01/2062	$48,255,905
28,848,266	Federal National Mortgage Association, 2.500%, 5/01/2062	22,899,816
77,613,725	Federal National Mortgage Association, 2.500%, 6/01/2062	61,609,089
40,208,650	Federal National Mortgage Association, 2.500%, 12/01/2062	32,029,271
27,791,720	Federal National Mortgage Association, 2.500%, 9/01/2063	22,137,830
10,849,261	Federal National Mortgage Association, 2.500%, 9/01/2063	8,642,078
2,589,495	Federal National Mortgage Association, 3.000%, 3/01/2045	2,314,106
1,836,654	Federal National Mortgage Association, 3.000%, 3/01/2045	1,636,769
840,903	Federal National Mortgage Association, 3.000%, 6/01/2046	746,602
169,770	Federal National Mortgage Association, 3.000%, 6/01/2046	150,928
879,616	Federal National Mortgage Association, 3.000%, 7/01/2046	776,540
865,138	Federal National Mortgage Association, 3.000%, 8/01/2046	768,661
370,856	Federal National Mortgage Association, 3.000%, 8/01/2046	328,656
2,019,609	Federal National Mortgage Association, 3.000%, 9/01/2046	1,793,966
1,478,180	Federal National Mortgage Association, 3.000%, 11/01/2046	1,299,876
1,421,824	Federal National Mortgage Association, 3.000%, 11/01/2046	1,257,078
529,433	Federal National Mortgage Association, 3.000%, 11/01/2046	468,531
323,562	Federal National Mortgage Association, 3.000%, 11/01/2046	286,878
114,701	Federal National Mortgage Association, 3.000%, 11/01/2046	102,220
686,914	Federal National Mortgage Association, 3.000%, 1/01/2047	607,043
394,587	Federal National Mortgage Association, 3.000%, 1/01/2047	350,667
367,435	Federal National Mortgage Association, 3.000%, 3/01/2047	328,266
182,856	Federal National Mortgage Association, 3.000%, 11/01/2047	162,121
346,250	Federal National Mortgage Association, 3.000%, 4/01/2048	300,299
1,488,107	Federal National Mortgage Association, 3.000%, 6/01/2048	1,310,815
831,301	Federal National Mortgage Association, 3.000%, 7/01/2050	741,741
286,559	Federal National Mortgage Association, 3.000%, 11/01/2051	248,477
8,081,553	Federal National Mortgage Association, 3.000%, 10/01/2052	6,876,664
45,629,034	Federal National Mortgage Association, 3.000%, 9/01/2062	38,537,966
22,163,482	Federal National Mortgage Association, 3.000%, 9/01/2062	18,526,714
6,767,606	Federal National Mortgage Association, 3.000%, 3/01/2063	5,657,096

Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$25,278,180	Federal National Mortgage Association, 3.000%, 6/01/2063	$21,349,690
20,852,501	Federal National Mortgage Association, 3.000%, 6/01/2063	17,430,891
7,407,779	Federal National Mortgage Association, 3.000%, 6/01/2064	6,173,790
4,799,557	Federal National Mortgage Association, 3.500%, 5/01/2052	4,239,737
23,439,170	Federal National Mortgage Association, 3.500%, 6/01/2062	20,820,425
10,678,017	Federal National Mortgage Association, 3.500%, 9/01/2062	9,444,931
34,733,618	Federal National Mortgage Association, 3.500%, 12/01/2062	30,722,284
28,580,791	Federal National Mortgage Association, 3.500%, 12/01/2062	25,280,013
18,150,685	Federal National Mortgage Association, 3.500%, 6/01/2063	16,032,596
14,110,350	Federal National Mortgage Association, 3.500%, 9/01/2063	12,340,146
4,692,929	Federal National Mortgage Association, 3.500%, 12/01/2063	4,104,150
24,701,293	Federal National Mortgage Association, 3.500%, 6/01/2064	21,572,607
2,490,561	Federal National Mortgage Association, 4.000%, 9/01/2041	2,403,648
1,198,732	Federal National Mortgage Association, 4.000%, 8/01/2042	1,155,784
296,219	Federal National Mortgage Association, 4.000%, 11/01/2044	282,368
615,388	Federal National Mortgage Association, 4.000%, 2/01/2045	583,693
381,659	Federal National Mortgage Association, 4.000%, 4/01/2047	361,447
283,082	Federal National Mortgage Association, 4.000%, 4/01/2047	269,323
879,388	Federal National Mortgage Association, 4.000%, 11/01/2047	827,861
277,998	Federal National Mortgage Association, 4.000%, 12/01/2047	261,883
408,546	Federal National Mortgage Association, 4.000%, 3/01/2048	381,350
780,535	Federal National Mortgage Association, 4.000%, 6/01/2048	724,717
95,499	Federal National Mortgage Association, 4.000%, 2/01/2050	89,545
7,072,688	Federal National Mortgage Association, 4.000%, 6/01/2052	6,590,100
4,490,403	Federal National Mortgage Association, 4.000%, 7/01/2052	4,181,662
4,252,696	Federal National Mortgage Association, 4.000%, 8/01/2052	3,959,875
1,368,336	Federal National Mortgage Association, 4.000%, 11/01/2052	1,273,610
29,520	Federal National Mortgage Association, 4.500%, 8/01/2043	28,794
86,792	Federal National Mortgage Association, 4.500%, 3/01/2044	84,952
76,673	Federal National Mortgage Association, 4.500%, 5/01/2044	74,322
1,194,171	Federal National Mortgage Association, 4.500%, 1/01/2045	1,169,105
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$169,983	Federal National Mortgage Association, 4.500%, 1/01/2045	$169,597
428,276	Federal National Mortgage Association, 4.500%, 7/01/2045	414,080
229,450	Federal National Mortgage Association, 4.500%, 8/01/2045	223,433
126,237	Federal National Mortgage Association, 4.500%, 8/01/2045	123,300
275,009	Federal National Mortgage Association, 4.500%, 10/01/2045	268,610
559,233	Federal National Mortgage Association, 4.500%, 11/01/2045	546,221
370,280	Federal National Mortgage Association, 4.500%, 3/01/2046	362,585
13,441	Federal National Mortgage Association, 4.500%, 7/01/2046	13,128
356,141	Federal National Mortgage Association, 4.500%, 9/01/2046	347,927
227,881	Federal National Mortgage Association, 4.500%, 2/01/2047	221,463
540,878	Federal National Mortgage Association, 4.500%, 5/01/2047	524,417
307,064	Federal National Mortgage Association, 4.500%, 7/01/2048	298,970
1,281,987	Federal National Mortgage Association, 4.500%, 8/01/2048	1,247,013
279,609	Federal National Mortgage Association, 4.500%, 10/01/2049	270,249
8,693,403	Federal National Mortgage Association, 4.500%, 3/01/2053	8,315,788
10,052,917	Federal National Mortgage Association, 4.500%, 4/01/2053	9,633,095
1,251,908	Federal National Mortgage Association, 5.000%, 7/01/2048	1,251,540
580,710	Federal National Mortgage Association, 5.000%, 8/01/2048	580,300
322,981	Federal National Mortgage Association, 5.000%, 9/01/2048	322,819
2,052,739	Federal National Mortgage Association, 5.000%, 1/01/2049	2,047,998
765,294	Federal National Mortgage Association, 5.000%, 3/01/2049	763,496
4,024,061	Federal National Mortgage Association, 5.000%, 5/01/2053	3,987,429
2,113,977	Federal National Mortgage Association, 5.500%, 4/01/2050	2,150,159
2,117,098	Federal National Mortgage Association, 5.500%, 7/01/2053	2,131,784
975,446	Federal National Mortgage Association, 5.500%, 7/01/2053	976,803
745,879	Federal National Mortgage Association, 5.500%, 7/01/2053	748,986
12,488	Federal National Mortgage Association, 6.000%, 8/01/2034	12,976
48,358	Federal National Mortgage Association, 6.000%, 1/01/2037	50,124
1,280,578	Federal National Mortgage Association, 6.000%, 5/01/2049	1,333,642
7,343,497	Federal National Mortgage Association, 6.000%, 5/01/2053	7,496,540
2,251,198	Federal National Mortgage Association, 6.000%, 5/01/2053	2,297,811

Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$1,508,719	Federal National Mortgage Association, 6.000%, 5/01/2053	$1,537,916
1,127,329	Federal National Mortgage Association, 6.000%, 5/01/2053	1,150,672
1,002,331	Federal National Mortgage Association, 6.000%, 5/01/2053	1,021,728
1,001,823	Federal National Mortgage Association, 6.000%, 6/01/2053	1,020,510
980,044	Federal National Mortgage Association, 6.000%, 6/01/2053	1,003,367
12,022,741	Federal National Mortgage Association, 6.000%, 7/01/2053	12,256,372
3,134,919	Federal National Mortgage Association, 6.000%, 7/01/2053	3,200,874
1,199,303	Federal National Mortgage Association, 6.000%, 7/01/2053	1,221,858
911,385	Federal National Mortgage Association, 6.000%, 7/01/2053	935,713
583,407	Federal National Mortgage Association, 6.000%, 7/01/2053	594,349
1,624,394	Federal National Mortgage Association, 6.000%, 8/01/2053	1,657,123
1,460,688	Federal National Mortgage Association, 6.000%, 8/01/2053	1,487,935
1,166,957	Federal National Mortgage Association, 6.000%, 8/01/2053	1,189,239
986	Federal National Mortgage Association, 6.500%, 1/01/2029	1,019
567	Federal National Mortgage Association, 6.500%, 5/01/2031	585
3,588,060	Federal National Mortgage Association, 6.500%, 8/01/2053	3,782,017
2,408,202	Federal National Mortgage Association, 6.500%, 8/01/2053	2,538,380
20,459,490	Federal National Mortgage Association, 6.500%, 7/01/2054	21,624,634
5,121	Federal National Mortgage Association, 7.000%, 10/01/2030	5,399
5,005	Federal National Mortgage Association, 7.000%, 10/01/2030	5,277
819,501	Federal National Mortgage Association, 7.000%, 10/01/2053	867,409
339,775	Federal National Mortgage Association, 7.000%, 10/01/2053	358,803
1,432,319	Federal National Mortgage Association, 7.000%, 11/01/2053	1,511,768
1,696,031	Federal National Mortgage Association, 7.000%, 3/01/2054	1,788,139
8,404,589	Federal National Mortgage Association, 7.000%, 6/01/2055	8,878,285
5,509,414	Federal National Mortgage Association, 7.000%, 6/01/2055	5,915,137
3,215	Federal National Mortgage Association, 7.500%, 7/01/2030	3,304
2,128	Federal National Mortgage Association, 7.500%, 2/01/2032	2,132
233,282	Federal National Mortgage Association, 8.000%, 1/01/2054	245,396
62,053	Government National Mortgage Association, 5.500%, 4/15/2038	64,697
4,122	Government National Mortgage Association, 6.000%, 1/15/2029	4,194
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$3,490	Government National Mortgage Association, 6.000%, 4/15/2038	$3,654
1,549	Government National Mortgage Association, 6.500%, 1/15/2029	1,596
1,886	Government National Mortgage Association, 6.500%, 2/15/2031	1,908
1,584	Government National Mortgage Association, 6.500%, 9/15/2032	1,592
1,222	Government National Mortgage Association, 6.500%, 9/15/2032	1,261
195	Government National Mortgage Association, 7.500%, 7/15/2030	198
62,164,000	Uniform Mortgage-Backed Security, TBA, 2.500%, 7/01/2055(d)	51,532,130
49,000,000	Uniform Mortgage-Backed Security, TBA, 6.000%, 7/01/2055(d)	49,790,019
		1,654,557,262
	Natural Gas — 0.0%
2,701,000	Boston Gas Co., 3.001%, 8/01/2029(a)	2,542,691
	Non-Agency Commercial Mortgage-Backed Securities — 1.7%
22,085,000	AOA Mortgage Trust, Series 2021-1177, Class A, 1 mo. USD SOFR + 0.989%, 5.301%, 10/15/2038(a)(b)	21,648,282
1,531,640	Bank, Series 2019-BN16, Class A4, 4.005%, 2/15/2052	1,498,655
3,409,380	Bank, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,160,771
12,696,152	Bank, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	11,845,686
6,138,240	Bank, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	5,735,175
7,135,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.837%, 12/15/2038(a)(b)	7,041,532
14,179,842	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	13,314,602
7,070,071	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052	6,533,850
8,877,514	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	8,146,568
602,736	Commercial Mortgage Trust, Series 2010-C1, Class D, 5.985%, 7/10/2046(a)(b)	594,197
2,112,208	Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 3.304%, 9/15/2037(a)	1,948,533
11,367,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	10,486,058
8,025,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	8,372,661
6,943,306	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 5.507%, 7/15/2038(a)(b)	6,945,476
1,273,726	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 6.677%, 7/15/2038(a)(b)	1,275,318
5,627,003	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.295%, 8/10/2044(a)(b)	4,953,982
6,596,065	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	6,118,894

Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$7,180,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.912%, 1/15/2042(a)(b)	$7,112,479
3,520,266	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 5.149%, 6/15/2044(a)(b)	3,397,092
		130,129,811
	Other REITs — 0.1%
4,740,000	EPR Properties, 3.600%, 11/15/2031	4,305,604
6,970,000	Starwood Property Trust, Inc., 6.500%, 7/01/2030(a)	7,199,034
		11,504,638
	Paper — 0.2%
6,585,000	Celulosa Arauco y Constitucion SA, 6.180%, 5/05/2032(a)	6,707,481
12,175,000	Klabin Austria GmbH, 7.000%, 4/03/2049(a)	12,351,051
		19,058,532
	Pharmaceuticals — 0.3%
12,695,000	Amgen, Inc., 5.750%, 3/02/2063	12,341,951
4,783,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	4,690,096
2,215,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	2,262,004
1,903,000	Viatris, Inc., 4.000%, 6/22/2050	1,267,673
		20,561,724
	Property & Casualty Insurance — 0.3%
18,045,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	18,865,488
7,315,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060(a)	4,920,081
		23,785,569
	Refining — 0.3%
7,720,000	Raizen Fuels Finance SA, 6.450%, 3/05/2034(a)	7,680,782
4,475,000	Raizen Fuels Finance SA, 6.950%, 3/05/2054(a)	4,145,327
2,000,000	Thaioil Treasury Center Co. Ltd., 3.750%, 6/18/2050(a)	1,276,380
16,697,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043(a)	13,625,587
		26,728,076
	Retailers — 0.6%
4,081,000	Alibaba Group Holding Ltd., 3.250%, 2/09/2061	2,524,217
13,655,000	Dick's Sporting Goods, Inc., 4.100%, 1/15/2052	9,757,404
5,110,000	El Puerto de Liverpool SAB de CV, 6.255%, 1/22/2032(a)	5,298,541
9,715,000	El Puerto de Liverpool SAB de CV, 6.658%, 1/22/2037(a)	10,000,621
9,285,000	Falabella SA, 3.375%, 1/15/2032(a)	8,101,162
8,382,000	Lithia Motors, Inc., 4.375%, 1/15/2031(a)	7,970,231
		43,652,176
	Sovereigns — 1.0%
22,360,000	Chile Government International Bonds, 5.650%, 1/13/2037	23,033,036
3,760,000	Colombia Government International Bonds, 8.000%, 11/14/2035	3,776,130
8,710,000	Colombia Government International Bonds, 8.500%, 4/25/2035	9,036,463
2,090,000	Dominican Republic International Bonds, 6.600%, 6/01/2036(a)	2,101,391
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$5,745,000	Dominican Republic International Bonds, 7.050%, 2/03/2031(a)	$6,019,037
7,280,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(a)	7,222,762
15,320,000	Republic of South Africa Government International Bonds, 7.300%, 4/20/2052	13,812,512
9,520,000	Saudi Government International Bonds, 5.625%, 1/13/2035(a)	9,925,467
		74,926,798
	Supermarkets — 0.1%
7,745,000	Kroger Co., 5.500%, 9/15/2054	7,351,957
	Technology — 1.7%
7,535,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	6,355,314
12,854,000	Corning, Inc., 5.450%, 11/15/2079	11,800,803
2,133,000	Equifax, Inc., 2.600%, 12/15/2025	2,113,364
4,324,000	Equifax, Inc., 7.000%, 7/01/2037	4,844,274
2,315,000	Flex Ltd., 5.250%, 1/15/2032	2,340,428
15,961,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	16,878,222
10,751,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	10,243,450
4,675,000	Iron Mountain, Inc., 6.250%, 1/15/2033(a)	4,806,863
5,460,000	Jabil, Inc., 3.000%, 1/15/2031	4,977,892
3,200,000	Jabil, Inc., 5.450%, 2/01/2029	3,281,346
3,170,000	Micron Technology, Inc., 5.650%, 11/01/2032	3,295,154
13,185,000	Micron Technology, Inc., 5.800%, 1/15/2035	13,635,212
2,265,000	Micron Technology, Inc., 6.050%, 11/01/2035	2,370,469
15,646,000	Oracle Corp., 4.100%, 3/25/2061	11,311,133
1,027,000	Sabre GLBL, Inc., 8.625%, 6/01/2027(a)	1,051,391
1,097,000	Sabre GLBL, Inc., 10.750%, 11/15/2029(a)	1,127,218
39,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	38,395
7,579,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	6,908,425
3,750,000	TD SYNNEX Corp., 6.100%, 4/12/2034	3,946,666
13,763,000	Tencent Holdings Ltd., 3.290%, 6/03/2060(a)	8,795,788
14,257,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	13,308,463
		133,430,270
	Treasuries — 33.5%
621,329(e )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2033, (BRL)	97,151,332
7,894,307(f )	Mexico Bonos, 8.500%, 5/31/2029, (MXN)	41,986,716
154,795,000	U.S. Treasury Bonds, 1.750%, 8/15/2041	102,769,368
233,410,000	U.S. Treasury Bonds, 2.000%, 11/15/2041	160,524,082
71,990,000	U.S. Treasury Bonds, 2.375%, 2/15/2042	52,372,725
66,935,000	U.S. Treasury Bonds, 3.000%, 11/15/2044	51,542,564
46,925,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	38,813,941
14,770,000	U.S. Treasury Bonds, 3.375%, 8/15/2042	12,396,992
33,895,000	U.S. Treasury Bonds, 3.625%, 2/15/2053	27,669,442
15,860,000	U.S. Treasury Bonds, 3.875%, 2/15/2043	14,197,178
72,190,000	U.S. Treasury Bonds, 3.875%, 5/15/2043	64,480,333
5,900,000	U.S. Treasury Bonds, 4.125%, 8/15/2044	5,405,184
98,135,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	87,658,322
24,415,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	22,271,058
30,790,000	U.S. Treasury Bonds, 4.500%, 2/15/2044	29,750,837
129,070,000	U.S. Treasury Bonds, 4.500%, 11/15/2054	122,999,677
2,640,000	U.S. Treasury Bonds, 4.625%, 5/15/2044	2,588,953
6,140,000	U.S. Treasury Bonds, 4.625%, 11/15/2044	6,010,484
4,615,000	U.S. Treasury Bonds, 4.625%, 5/15/2054	4,482,319
54,820,000	U.S. Treasury Bonds, 4.625%, 2/15/2055	53,363,844
12,405,000	U.S. Treasury Bonds, 4.750%, 11/15/2043	12,391,917

Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
$33,785,000	U.S. Treasury Bonds, 4.750%, 5/15/2055	$33,594,959
26,550,000	U.S. Treasury Notes, 2.750%, 8/15/2032	24,492,375
1,135,000	U.S. Treasury Notes, 2.875%, 5/15/2032	1,059,008
20,945,000	U.S. Treasury Notes, 3.125%, 8/31/2029	20,439,375
160,115,000	U.S. Treasury Notes, 3.375%, 5/15/2033	152,628,373
23,055,000	U.S. Treasury Notes, 3.500%, 1/31/2028	22,937,924
16,215,000	U.S. Treasury Notes, 3.500%, 1/31/2030	16,026,247
127,735,000	U.S. Treasury Notes, 3.500%, 2/15/2033	123,134,545
31,760,000	U.S. Treasury Notes, 3.625%, 3/31/2028	31,705,412
95,820,000	U.S. Treasury Notes, 3.625%, 8/31/2029	95,344,643
179,360,000	U.S. Treasury Notes, 3.625%, 9/30/2031	176,361,325
9,895,000	U.S. Treasury Notes, 3.750%, 12/31/2028	9,903,890
3,655,000	U.S. Treasury Notes, 3.750%, 6/30/2030	3,645,720
17,605,000	U.S. Treasury Notes, 3.750%, 8/31/2031	17,440,641
22,455,000	U.S. Treasury Notes, 3.875%, 12/31/2027	22,549,732
80,785,000	U.S. Treasury Notes, 3.875%, 3/15/2028	81,173,147
30,770,000	U.S. Treasury Notes, 3.875%, 11/30/2029	30,905,821
7,695,000	U.S. Treasury Notes, 3.875%, 4/30/2030	7,725,059
105,165,000	U.S. Treasury Notes, 3.875%, 6/30/2030	105,567,584
32,370,000	U.S. Treasury Notes, 3.875%, 8/15/2033	31,876,863
135,680,000	U.S. Treasury Notes, 4.000%, 4/30/2032	135,849,600
37,695,000	U.S. Treasury Notes, 4.000%, 2/15/2034	37,301,853
28,635,000	U.S. Treasury Notes, 4.125%, 10/31/2029	29,044,391
31,610,000	U.S. Treasury Notes, 4.125%, 3/31/2031	32,007,594
13,580,000	U.S. Treasury Notes, 4.125%, 3/31/2032	13,700,416
92,710,000	U.S. Treasury Notes, 4.125%, 11/15/2032	93,351,002
5,795,000	U.S. Treasury Notes, 4.250%, 6/30/2029	5,902,751
60,910,000	U.S. Treasury Notes, 4.250%, 5/15/2035	61,005,172
11,025,000	U.S. Treasury Notes, 4.375%, 12/31/2029	11,298,472
19,365,000	U.S. Treasury Notes, 4.500%, 12/31/2031	19,967,130
36,735,000	U.S. Treasury Notes, 4.500%, 11/15/2033	37,733,733
2,837,907,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	69,471,648
176,060,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)(a)	4,386,516
93,095,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	2,319,452
1,006,075,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	26,575,044
		2,599,254,685
	Wireless — 0.5%
983,000	Crown Castle, Inc., 4.150%, 7/01/2050	750,275
3,360,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(a)	2,869,488
5,452,000	Millicom International Cellular SA, 4.500%, 4/27/2031(a)	4,979,669
7,105,000	SBA Communications Corp., 3.125%, 2/01/2029	6,710,515
16,235,000	Sitios Latinoamerica SAB de CV, 5.375%, 4/04/2032(a)	15,820,683
4,605,000	Sitios Latinoamerica SAB de CV, 6.000%, 11/25/2029(a)	4,688,995
		35,819,625
	Wirelines — 0.3%
7,956,000	AT&T, Inc., 3.500%, 9/15/2053	5,385,077
2,205,000	AT&T, Inc., 3.550%, 9/15/2055	1,487,819
1,863,000	AT&T, Inc., 3.650%, 6/01/2051	1,323,555
Principal Amount (‡)	Description	Value (†)

	Wirelines — continued
$12,326,000	AT&T, Inc., 3.650%, 9/15/2059	$8,269,564
7,539,000	AT&T, Inc., 3.800%, 12/01/2057	5,275,048
		21,741,063
	Total Non-Convertible Bonds (Identified Cost $7,243,828,020)	6,879,286,604

Municipals — 0.1%
	Virginia — 0.1%
12,785,000	University of Virginia, 3.227%, 9/01/2119 (Identified Cost $12,785,000)	7,349,594
	Total Bonds and Notes (Identified Cost $7,256,613,020)	6,886,636,198

Collateralized Loan Obligations — 5.5%
3,395,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.782%, 8.038%, 10/15/2034(a)(b)	3,396,697
3,470,000	37 Capital CLO 3 Ltd., Series 2023-1A, Class A1R, 3 mo. USD SOFR + 1.500%, 5.815%, 7/15/2038(a)(b)	3,485,098
4,230,000	37 Capital CLO 4 Ltd., Series 2023-2A, Class D1R, 3 mo. USD SOFR + 2.750%, 7.006%, 4/15/2035(a)(b)	4,180,704
2,365,000	37 Capital CLO II Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.200%, 6.456%, 7/15/2034(a)(b)	2,366,462
2,905,000	37 Capital CLO II Ltd., Series 2022-1A, Class DR, 3 mo. USD SOFR + 3.400%, 7.656%, 7/15/2034(a)(b)	2,906,447
1,815,000	720 East CLO IV Ltd., Series 2024-1A, Class C, 3 mo. USD SOFR + 2.400%, 6.656%, 4/15/2037(a)(b)	1,823,048
3,500,000	720 East CLO Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 1.900%, 6.170%, 1/20/2038(a)(b)	3,509,780
6,520,000	AGL CLO 30 Ltd., Series 2024-30RA, Class B, 3 mo. USD SOFR + 2.050%, 6.320%, 4/21/2037(a)(b)	6,544,724
1,150,000	AIMCO CLO, Series 2018-BA, Class ARR, 3 mo. USD SOFR + 1.500%, 5.761%, 4/16/2037(a)(b)	1,153,263
3,140,000	Anchorage Capital CLO 15 Ltd., Series 2020-15A, Class A1R2, 3 mo. USD SOFR + 1.410%, 5.621%, 7/20/2038(a)(b)	3,140,000
750,000	Anchorage Capital CLO 19 Ltd., Series 2021-19A, Class B1, 3 mo. USD SOFR + 2.112%, 6.368%, 10/15/2034(a)(b)	753,674
940,000	Anchorage Capital CLO 28 Ltd., Series 2024-28A, Class B, 3 mo. USD SOFR + 2.250%, 6.520%, 4/20/2037(a)(b)	943,744
4,125,000	Anchorage Capital CLO 29 Ltd., Series 2024-29A, Class B1, 3 mo. USD SOFR + 2.150%, 6.420%, 7/20/2037(a)(b)	4,144,218
2,935,000	Anchorage Capital CLO 30 Ltd., Series 2024-30A, Class B, 3 mo. USD SOFR + 1.750%, 6.065%, 1/20/2037(a)(b)	2,936,233
1,326,805	Atlas Senior Loan Fund Ltd., Series 2017-8A, Class B, 3 mo. USD SOFR + 1.932%, 6.192%, 1/16/2030(a)(b)	1,328,400
1,650,000	Atrium XV, Series 15A, Class B1R, 3 mo. USD SOFR + 1.800%, 6.061%, 7/16/2037(a)(b)	1,655,145

Principal Amount (‡)	Description	Value (†)

$2,000,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.561%, 7/16/2037(a)(b)	$2,009,878
5,775,000	Bain Capital CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.000%, 6.261%, 4/16/2037(a)(b)	5,793,971
6,000,000	Balboa Bay Loan Funding Ltd., Series 2023-1A, Class BR, 3 mo. USD SOFR + 2.050%, 6.320%, 4/20/2036(a)(b)	6,000,000
6,715,000	Balboa Bay Loan Funding Ltd., Series 2024-2A, Class A1, 3 mo. USD SOFR + 1.330%, 5.646%, 1/20/2038(a)(b)	6,724,690
1,400,000	Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 3 mo. USD SOFR + 1.812%, 6.068%, 7/15/2032(a)(b)	1,401,070
3,810,000	Barings CLO Ltd., Series 2018-2A, Class B2R, 3 mo. USD SOFR + 1.750%, 6.006%, 7/15/2036(a)(b)	3,824,268
1,065,000	Battalion CLO VIII Ltd., Series 2015-8A, Class BR2, 3 mo. USD SOFR + 2.262%, 6.531%, 7/18/2030(a)(b)	1,065,808
5,000,000	Battalion CLO X Ltd., Series 2016-10A, Class A1R2, 3 mo. USD SOFR + 1.432%, 5.707%, 1/25/2035(a)(b)	5,001,575
400,000	Battalion CLO XIX Ltd., Series 2021-19A, Class D, 3 mo. USD SOFR + 3.512%, 7.768%, 4/15/2034(a)(b)	396,689
5,930,000	Battalion CLO XVI Ltd., Series 2019-16A, Class CR2, 3 mo. USD SOFR + 2.000%, 6.270%, 1/20/2038(a)(b)	5,945,104
4,245,000	BCC Middle Market CLO LLC, Series 2019-1A, Class A1RR, 3 mo. USD SofR + 1.450%, 0.000%, 7/15/2036(a)(b)(g)	4,245,000
4,215,000	BCC Middle Market CLO LLC, Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.620%, 0.000%, 7/17/2037(a)(b)(g)	4,215,000
2,560,000	Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class C, 3 mo. USD SOFR + 1.850%, 6.198%, 1/25/2038(a)(b)	2,567,734
6,890,000	Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class B, 3 mo. USD SOFR + 1.650%, 5.963%, 1/25/2038(a)(b)	6,903,814
1,675,000	Betony CLO 2 Ltd., Series 2018-1A, Class A2, 3 mo. USD SOFR + 1.862%, 6.141%, 4/30/2031(a)(b)	1,676,657
6,625,000	Birch Grove CLO 11 Ltd., Series 2024-11A, Class A1, 3 mo. USD SOFR + 1.360%, 5.709%, 1/22/2038(a)(b)	6,633,473
8,450,000	Birch Grove CLO 6 Ltd., Series 2023-6A, Class A1R, 3 mo. USD SOFR + 1.380%, 0.000%, 7/20/2037(a)(b)(g)	8,450,000
4,000,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class C, 3 mo. USD SOFR + 2.000%, 6.272%, 10/22/2037(a)(b)	4,014,116
1,865,000	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, 3 mo. USD SOFR + 2.012%, 6.293%, 7/25/2034(a)(b)	1,867,592
3,185,000	Bridge Street CLO III Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.300%, 6.570%, 10/20/2037(a)(b)	3,202,037
2,430,000	Bridge Street CLO Ltd., Series 2025-1A, Class C1, 3 mo. USD SOFR + 1.950%, 6.209%, 4/20/2038(a)(b)	2,442,235
6,805,000	Bryant Park Funding Ltd., Series 2024-22A, Class A1, 3 mo. USD SOFR + 1.620%, 5.876%, 4/15/2037(a)(b)	6,822,849
Principal Amount (‡)	Description	Value (†)

$500,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.962%, 6.218%, 7/15/2031(a)(b)	$500,572
1,990,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3 mo. USD SOFR + 1.962%, 6.218%, 10/15/2034(a)(b)	1,991,695
545,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class A2R3, 3 mo. USD SOFR + 1.650%, 5.920%, 1/20/2032(a)(b)	545,136
3,799,500	CarVal CLO II Ltd., Series 2019-1A, Class DR2, 3 mo. USD SOFR + 2.700%, 6.970%, 4/20/2032(a)(b)	3,799,534
4,965,000	Carval CLO X-C Ltd., Series 2024-2A, Class A, 3 mo. USD SOFR + 1.460%, 5.730%, 7/20/2037(a)(b)	4,978,703
525,000	Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, 3 mo. USD SOFR + 1.912%, 6.191%, 7/17/2034(a)(b)	526,334
1,440,000	Cedar Funding VIII CLO Ltd., Series 2017-8A, Class ARR, 3 mo. USD SOFR + 1.220%, 5.500%, 1/17/2038(a)(b)	1,441,079
8,815,000	Cerberus Loan Funding XLVII LLC, Series 2024-3A, Class A, 3 mo. USD SOFR + 1.750%, 6.006%, 7/15/2036(a)(b)	8,841,092
1,695,000	CIFC Funding Ltd., Series 2014-4RA, Class CRR, 3 mo. USD SOFR + 2.600%, 6.880%, 1/17/2035(a)(b)	1,689,954
2,935,000	CIFC Funding Ltd., Series 2020-1A, Class BR, 3 mo. USD SOFR + 1.912%, 6.168%, 7/15/2036(a)(b)	2,938,522
4,500,000	CIFC Funding Ltd., Series 2020-3A, Class DR, 3 mo. USD SOFR + 3.362%, 7.631%, 10/20/2034(a)(b)	4,508,550
7,190,000	CIFC Funding Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.262%, 7.541%, 1/23/2035(a)(b)	7,204,243
7,105,000	CIFC Funding Ltd., Series 2024-3A, Class B, 3 mo. USD SOFR + 1.850%, 6.120%, 7/21/2037(a)(b)	7,127,502
4,210,000	Clover CLO LLC, Series 2018-1A, Class A1RR, 3 mo. USD SOFR + 1.530%, 5.800%, 4/20/2037(a)(b)	4,222,007
7,655,000	Crown City CLO III, Series 2021-1A, Class A1A, 3 mo. USD SOFR + 1.432%, 5.701%, 7/20/2034(a)(b)	7,660,642
7,555,000	Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A2R, 3 mo. USD SOFR + 1.700%, 5.956%, 1/15/2038(a)(b)	7,578,186
1,710,000	Dryden 53 CLO Ltd., Series 2017-53A, Class BR, 3 mo. USD SOFR + 1.300%, 0.000%, 1/15/2031(a)(b)(g)	1,710,000
3,575,000	Franklin Park Place CLO, Series 2025-1A, Class D1, 3 mo. USD SOFR + 3.100%, 0.000%, 7/15/2038(a)(b)(g)	3,575,000
3,155,000	Garnet CLO Ltd., Series 2025-1A, Class A, 3 mo. USD SOFR + 1.500%, 0.000%, 7/20/2037(a)(b)(g)	3,158,404
5,525,000	Garnet CLO Ltd., Series 2025-1A, Class D, 3 mo. USD SOFR + 3.400%, 0.000%, 7/20/2037(a)(b)(g)	5,532,619
2,945,000	Generate CLO 13 Ltd., Series 2023-13A, Class A1, 3 mo. USD SOFR + 1.800%, 6.072%, 1/20/2037(a)(b)	2,961,975
7,000,000	Generate CLO 7 Ltd., Series 7A, Class A1R, 3 mo. USD SOFR + 1.620%, 5.892%, 4/22/2037(a)(b)	7,025,193

Principal Amount (‡)	Description	Value (†)

$3,995,000	Golub Capital BDC 4 CLO 1 LLC, Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.630%, 5.924%, 7/20/2037(a)(b)	$4,000,114
5,155,000	Golub Capital Partners CLO 64B-R Ltd., Series 2022-64A, Class BR, 3 mo. USD SOFR + 1.750%, 6.032%, 10/25/2037(a)(b)	5,168,862
6,030,000	Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class B, 3 mo. USD SOFR + 2.100%, 6.382%, 4/25/2037(a)(b)	6,049,501
3,895,000	Golub Capital Partners CLO 79B Ltd., Series 2025-79A, Class C, 3 mo. USD SOFR + 1.720%, 5.972%, 4/20/2038(a)(b)	3,895,658
1,518,000	Greywolf CLO VI Ltd., Series 2018-1A, Class A2, 3 mo. USD SOFR + 1.892%, 6.174%, 4/26/2031(a)(b)	1,521,233
6,505,000	Invesco U.S. CLO Ltd., Series 2024-4A, Class B, 3 mo. USD SOFR + 1.700%, 6.018%, 1/15/2038(a)(b)	6,523,396
1,610,000	KKR CLO 22 Ltd., Series 22A, Class B, 3 mo. USD SOFR + 1.862%, 6.131%, 7/20/2031(a)(b)	1,612,017
1,190,000	Long Point Park CLO Ltd., Series 2017-1A, Class A2, 3 mo. USD SOFR + 1.637%, 5.916%, 1/17/2030(a)(b)	1,190,801
745,000	Madison Park Funding XL Ltd., Series 9A, Class BR2, 3 mo. USD SOFR + 1.762%, 6.092%, 5/28/2030(a)(b)	745,640
1,405,000	Madison Park Funding XLII Ltd., Series 13A, Class B, 3 mo. USD SOFR + 1.762%, 6.041%, 11/21/2030(a)(b)	1,406,406
1,630,000	Madison Park Funding XXVII Ltd., Series 2018-27A, Class CR, 3 mo. USD SOFR + 1.900%, 6.217%, 4/20/2038(a)(b)	1,635,617
475,000	Madison Park Funding XXXV Ltd., Series 2019-35A, Class CR, 3 mo. USD SOFR + 2.162%, 6.431%, 4/20/2032(a)(b)	476,057
3,160,000	Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR2, 3 mo. USD SOFR + 1.530%, 5.786%, 4/15/2037(a)(b)	3,175,920
835,000	Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class B, 3 mo. USD SOFR + 1.912%, 6.191%, 7/17/2034(a)(b)	837,128
4,950,000	Magnetite XVII Ltd., Series 2016-17A, Class AR2, 3 mo. USD SOFR + 1.500%, 5.770%, 4/20/2037(a)(b)	4,965,142
3,595,000	Milos CLO Ltd., Series 2017-1A, Class BR, 3 mo. USD SOFR + 1.812%, 6.081%, 10/20/2030(a)(b)	3,597,847
3,990,000	Nassau Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.700%, 6.956%, 1/15/2031(a)(b)	3,991,700
5,000,000	Neuberger Berman Loan Advisers CLO 27 Ltd., Series 2018-27A, Class D1R, 3 mo. USD SOFR + 3.100%, 7.356%, 7/15/2038(a)(b)	5,013,460
2,745,000	NYACK Park CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.062%, 7.331%, 10/20/2034(a)(b)	2,745,821
6,235,000	OCP CLO Ltd., Series 2020-8RA, Class BR, 3 mo. USD SOFR + 1.650%, 5.930%, 10/17/2036(a)(b)	6,235,474
3,205,000	Octagon 62 Ltd., Series 2022-1A, Class BR, 3 mo. USD SOFR + 1.700%, 5.979%, 1/23/2038(a)(b)	3,214,359
7,000,000	Octagon Investment Partners 49 Ltd., Series 2020-5A, Class CR, 3 mo. USD SOFR + 2.400%, 6.656%, 4/15/2037(a)(b)	7,035,945
Principal Amount (‡)	Description	Value (†)

$4,355,000	OHA Credit Funding 17 Ltd., Series 2024-17A, Class B1, 3 mo. USD SOFR + 1.900%, 6.170%, 4/20/2037(a)(b)	$4,367,625
3,335,000	OHA Credit Partners XVII Ltd., Series 2024-17A, Class B1, 3 mo. USD SOFR + 1.650%, 6.052%, 1/18/2038(a)(b)	3,339,866
2,925,000	OZLM XVIII Ltd., Series 2018-18A, Class C, 3 mo. USD SOFR + 2.112%, 6.368%, 4/15/2031(a)(b)	2,926,109
2,600,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.856%, 7/15/2037(a)(b)	2,612,711
2,485,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 6.406%, 7/15/2037(a)(b)	2,501,505
2,365,000	Palmer Square CLO Ltd., Series 2024-2A, Class D1, 3 mo. USD SOFR + 2.950%, 7.220%, 7/20/2037(a)(b)	2,356,807
2,470,000	Palmer Square CLO Ltd., Series 2024-4A, Class B, 3 mo. USD SOFR + 1.650%, 5.981%, 1/15/2038(a)(b)	2,474,834
2,520,000	Palmer Square CLO Ltd., Series 2025-1A, Class D2, 3 mo. USD SOFR + 3.550%, 7.862%, 4/20/2038(a)(b)	2,529,662
1,500,000	Palmer Square Loan Funding Ltd., Series 2021-4A, Class A2, 3 mo. USD SOFR + 1.662%, 5.918%, 10/15/2029(a)(b)	1,504,711
1,000,000	Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, 3 mo. USD SOFR + 1.900%, 6.156%, 10/15/2030(a)(b)	1,003,232
2,320,000	Point Au Roche Park CLO Ltd., Series 2021-1A, Class B1, 3 mo. USD SOFR + 1.862%, 6.131%, 7/20/2034(a)(b)	2,326,048
3,450,000	Polen Capital CLO Ltd., Series 2025-1A, Class B, 3 mo. USD SOFR + 1.700%, 5.961%, 3/06/2038(a)(b)	3,462,848
3,845,000	Polen Capital CLO Ltd., Series 2025-1A, Class D1, 3 mo. USD SOFR + 3.150%, 7.411%, 3/06/2038(a)(b)	3,856,231
1,535,000	Post CLO Ltd., Series 2022-1A, Class B, 3 mo. USD SOFR + 1.900%, 6.172%, 4/20/2035(a)(b)	1,535,643
5,385,000	Post CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.100%, 6.370%, 4/20/2037(a)(b)	5,406,982
2,320,000	Post CLO VI Ltd., Series 2024-2A, Class A1, 3 mo. USD SOFR + 1.420%, 5.876%, 1/20/2038(a)(b)	2,327,350
3,730,000	PPM CLO 5 Ltd., Series 2021-5A, Class B, 3 mo. USD SOFR + 1.962%, 6.231%, 10/18/2034(a)(b)	3,734,263
8,550,000	RAD CLO 27 Ltd., Series 2024-27A, Class A1, 3 mo. USD SOFR + 1.320%, 5.611%, 1/15/2038(a)(b)	8,564,159
1,495,000	Rockford Tower CLO Ltd., Series 2017-1A, Class BR2A, 3 mo. USD SOFR + 1.912%, 6.181%, 4/20/2034(a)(b)	1,501,202
2,765,000	Rockford Tower CLO Ltd., Series 2021-2A, Class B, 3 mo. USD SOFR + 2.012%, 6.281%, 7/20/2034(a)(b)	2,766,418
2,605,000	Rockland Park CLO Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 1.912%, 6.181%, 4/20/2034(a)(b)	2,606,980
7,045,000	RR 28 Ltd., Series 2024-28RA, Class A2R, 3 mo. USD SOFR + 2.050%, 6.306%, 4/15/2037(a)(b)	7,070,749
7,000,000	Silver Point CLO 4 Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.630%, 5.886%, 4/15/2037(a)(b)	7,021,938

Principal Amount (‡)	Description	Value (†)

$5,025,000	Sixth Street CLO 27 Ltd., Series 2024-27A, Class C, 3 mo. USD SOFR + 1.850%, 6.207%, 1/17/2038(a)(b)	$5,035,050
5,410,000	Sixth Street CLO XXIV Ltd., Series 2024-24A, Class A, 3 mo. USD SOFR + 1.520%, 5.799%, 4/23/2037(a)(b)	5,431,397
2,060,000	Sycamore Tree CLO Ltd., Series 2023-2A, Class CR, 3 mo. USD SOFR + 2.750%, 7.020%, 1/20/2037(a)(b)	2,071,429
2,165,000	Symetra CLO Ltd., Series 2025-1A, Class B, 3 mo. USD SOFR + 1.700%, 5.981%, 4/20/2038(a)(b)	2,166,509
2,525,000	Symetra CLO Ltd., Series 2025-1A, Class C, 3 mo. USD SOFR + 2.000%, 6.281%, 4/20/2038(a)(b)	2,537,100
1,660,000	Symetra CLO Ltd., Series 2025-1A, Class D, 3 mo. USD SOFR + 3.250%, 7.531%, 4/20/2038(a)(b)	1,666,067
6,885,000	Symphony CLO 40 Ltd., Series 2023-40A, Class AR, 3 mo. USD SOFR + 1.310%, 5.552%, 1/05/2038(a)(b)	6,891,685
1,880,000	TICP CLO XII Ltd., Series 2018-12A, Class BR, 3 mo. USD SOFR + 1.912%, 6.168%, 7/15/2034(a)(b)	1,884,694
5,000,000	Trestles CLO IV Ltd., Series 2021-4A, Class A, 3 mo. USD SOFR + 1.432%, 5.701%, 7/21/2034(a)(b)	5,001,700
4,105,000	Wellfleet CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.050%, 6.320%, 7/18/2037(a)(b)	4,118,867
7,170,000	Wellfleet CLO Ltd., Series 2024-2A, Class A, 3 mo. USD SOFR + 1.330%, 5.623%, 2/25/2038(a)(b)	7,172,954
3,250,000	Wellfleet CLO X Ltd., Series 2019-XA, Class BR2, 3 mo. USD SOFR + 2.100%, 6.370%, 7/20/2032(a)(b)	3,245,125
2,280,000	Wellington Management CLO 1 Ltd., Series 2023-1A, Class C, 3 mo. USD SOFR + 3.100%, 7.370%, 10/20/2036(a)(b)	2,290,657
	Total Collateralized Loan Obligations (Identified Cost $425,318,871)	427,337,344

Principal Amount (‡)	Description	Value (†)

Short-Term Investments — 5.3%
$99,570,190	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $99,578,210 on 7/01/2025 collateralized by $101,553,700 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $101,561,673 including accrued interest(h)	$99,570,190
15,515,000	Federal Home Loan Bank Discount Notes, 3.990%-4.180%, 7/02/2025(i)(j)	15,511,406
90,285,000	Federal Home Loan Bank Discount Notes, 4.100%, 7/07/2025(j)	90,211,794
70,305,000	Federal Home Loan Bank Discount Notes, 4.100%, 7/09/2025(j)	70,231,707
71,340,000	Federal Home Loan Bank Discount Notes, 4.100%, 7/15/2025(j)	71,216,047
36,605,000	U.S. Treasury Bills, 4.170%, 10/16/2025(j)	36,148,918
30,809,000	U.S. Treasury Bills, 4.201%–4.256%, 9/09/2025(i)(j)(k)	30,556,130
	Total Short-Term Investments (Identified Cost $413,480,394)	413,446,192
	Total Investments — 99.7% (Identified Cost $8,095,412,285)	7,727,419,734
	Other assets less liabilities — 0.3%	22,132,841
	Net Assets — 100.0%	$7,749,552,575

Bonds and Notes Sold Short — (0.4)%
	Mortgage Related — (0.4)%
(43,413,000)	Uniform Mortgage-Backed Security, TBA, 2.000%, 7/01/2055(d) (Proceeds $33,697,645)	$(34,356,510)

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the value of Rule 144A holdings amounted to
$1,877,064,410 or 24.2% of net assets.

(b)
Variable rate security. Rate as of June 30, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)
When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be
Announced ("TBAs") in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is "to be announced" 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities.Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund's NAV as if the Fund's had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(e)	Amount shown represents units. One unit represents a principal amount of 1,000.
(f)	Amount shown represents units. One unit represents a principal amount of 100.
(g)	New issue unsettled as of June 30, 2025. Coupon rate does not take effect until settlement date.

(h)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-
party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of June 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(i)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(k)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

BRL	Brazilian Real
MXN	Mexican Peso
UYU	Uruguayan Peso
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At June 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	9/19/2025	733	$81,163,991	$82,187,625	$1,023,634
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2025	1,728	358,104,181	359,464,501	1,360,320
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2025	2,072	223,715,653	225,848,000	2,132,347
CBOT Ultra Long-Term U.S. Treasury Bond Futures	9/19/2025	144	16,747,906	17,154,000	406,094
Total					$4,922,395
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Residential Mortgage	$ —	$3,767,973	$7,036	$3,775,009
Collateralized Mortgage Obligations	—	65,397,168	192,948	65,590,116
All Other Non-Convertible Bonds(a)	—	6,809,921,479	—	6,809,921,479
Total Non-Convertible Bonds	—	6,879,086,620	199,984	6,879,286,604
Municipals(a)	—	7,349,594	—	7,349,594
Total Bonds and Notes	—	6,886,436,214	199,984	6,886,636,198
Collateralized Loan Obligations	—	427,337,344	—	427,337,344
Short-Term Investments	—	413,446,192	—	413,446,192
Total Investments	—	7,727,219,750	199,984	7,727,419,734
Futures Contracts (unrealized appreciation)	4,922,395	—	—	4,922,395
Total	$4,922,395	$7,727,219,750	$199,984	$7,732,342,129

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total

Bonds and Notes Sold Short (a)	$ —	$(34,356,510)	$ —	$(34,356,510)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2024 and/or June 30, 2025:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2025
Bonds and Notes
Non-Convertible Bonds
ABS Residential Mortgage	$8,495	$ —	$ —	$(262)	$ —	$(1,197)	$ —	$ —	$7,036	$(284)
Collateralized Mortgage Obligations	243,532	—	218	3,093	2,148	(56,043)	—	—	192,948	2,578
Total	$252,027	$ —	$218	$2,831	$2,148	$(57,240)	$ —	$ —	$199,984	$2,294